EATON VANCE COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2013

1.

The following amendments to the Prospectus are effective immediately:

a.   The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summary”:

Under normal market conditions, the Fund pursues its investment objective by (i) gaining exposure to a broad-based basket of commodities through commodity-linked derivative instruments, and (ii) seeking to generate excess returns by investing in long and short positions in (a) selected commodity-linked derivative instruments; (b) inflation-linked securities and derivatives; and (c) corporate and sovereign bonds of U.S. and foreign issuers, including those located in emerging markets.  In addition, the Fund may invest in long and short equity exposures up to a gross notional amount of 10% of its total net assets.  The Fund may invest up to 33% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

b.

  The following paragraph is added under “Principal Risks” in “Fund Summary”:

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels  Preferred stocks may also be sensitive to changes in interest rates.  When interest rates rise, the value of preferred stocks will generally fall.

2. Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The minimum initial investment also is waived for:

(i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013	7630-10/13 CSPS

EATON VANCE SHORT TERM REAL RETURN FUND

Supplement to Summary Prospectus dated March 1, 2013 as revised July 16, 2013

The following amendments to the Summary Prospectus are effective on November 1, 2013:

1.

The name of the Fund is changed to Eaton Vance Short Duration Real Return Fund.

2.

The following replaces the first paragraph under “Principal Investment Strategies”:

Under normal market conditions, the Fund invests at least 80% of its net assets in “real return” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including floating-rate loans) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade.

October 1, 2013	7625-10/13 STRRSPS

EATON VANCE SHORT TERM REAL RETURN FUND

Supplement to Prospectus dated March 1, 2013

The following amendments to the Prospectus are effective on November 1, 2013:

1.

The name of the Fund is changed to Eaton Vance Short Duration Real Return Fund.

2.

The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summary”:

Under normal market conditions, the Fund invests at least 80% of its net assets in “real return” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including floating-rate loans) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade.

3.

The following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The minimum initial investment also is waived for:

(i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013	7626-10/13 STRRPS

EATON VANCE SHORT TERM REAL RETURN FUND

Supplement to Statement of Additional Information dated March 1, 2013

1.

Effective November 1, 2013, the name of the Fund is changed to Eaton Vance Short Duration Real Return Fund.

2.

Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  As a result, the following changes are effective as noted:

•

Effective October 1, 2013, Payson F. Swaffield replaces Mr. Richardson as President of Eaton Vance Special Investment Trust.

•

Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

3.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to the Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND
EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
EATON VANCE HEXAVEST U.S. EQUITY FUND
Supplement to Prospectus dated August 29, 2012

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated December 1, 2012

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND
EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2013

EATON VANCE BOND FUND
Supplement to Prospectus dated January 29, 2013

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE BUILD AMERICA BOND FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to Prospectuses dated February 1, 2013

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
EATON VANCE MULTI-STRATEGY ALL MARKET FUND
Supplement to Prospectuses dated March 1, 2013

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to Prospectus dated April 1, 2013

EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectuses dated May 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
Supplement to Prospectuses dated June 1, 2013

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to Prospectuses dated July 1, 2013

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND
Supplement to Prospectus dated August 1, 2013

EATON VANCE CURRENCY INCOME ADVANTAGE FUND
Supplement to Prospectus dated August 28, 2013
as revised September 5, 2013

Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013	7620-10/13

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2012

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2013

PARAMETRIC CURRENCY FUND
Supplement to Prospectus dated April 1, 2013

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2013

PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2013

PARAMETRIC BALANCED RISK FUND
Supplement to Prospectus dated September 10, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to Prospectus dated September 24, 2013

Effective November 1, 2013, the following replaces the second paragraph under “Institutional Class Shares” in “Purchasing Shares” for all funds except Parametric Tax-Managed Emerging Markets Fund where it replaces the fourth paragraph under “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Institutional Class shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Institutional Class shares is at least $50,000 (or is anticipated by the principal underwriter to reach $50,000).

October 1, 2013	7621-10/13

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND
EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
EATON VANCE HEXAVEST U.S. EQUITY FUND
Supplement to Statement of Additional Information (“SAI”) dated August 29, 2012

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND
EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to SAIs dated January 1, 2013

EATON VANCE BOND FUND

Supplement to SAI dated January 29, 2013

EATON VANCE BUILD AMERICA BOND FUND

Supplement to SAI dated February 1, 2013

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND
EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to SAIs dated March 1, 2013

EATON VANCE RISK-MANAGED EQUITY OPTION FUND

PARAMETRIC CURRENCY FUND
Supplement to SAIs dated April 1, 2013

EATON VANCE BALANCED FUND
EATON VANCE COMMODITY STRATEGY FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND

PARAMETRIC ABSOLUTE RETURN FUND

PARAMETRIC COMMODITY STRATEGY FUND
Supplement to SAIs dated May 1, 2013

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to SAI dated June 1, 2013

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to SAIs dated July 1, 2013

EATON VANCE CURRENCY INCOME ADVANTAGE FUND

Supplement to SAI dated August 28, 2013

PARAMETRIC BALANCED RISK FUND

Supplement to SAI dated September 10, 2013

1. Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2. Effective October 1, 2013, Payson F. Swaffield replaces Duncan W. Richardson as President of Eaton Vance Growth Trust, Eaton Vance Mutual Funds Trust, Eaton Vance Special Investment Trust and Eaton Vance Variable Trust.  Also, James F. Kirchner has replaced Barbara E. Campbell as Treasurer of Eaton Vance Growth Trust, Eaton Vance Mutual Funds Trust and Eaton Vance Special Investment Trust.

3.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013